INVENTORIES (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventories [Line Items]
Impairment of inventories	$ 4,561	$ 5,353
Depletion and amortization [Member]
Inventories [Line Items]
Impairment of inventories	$ 1,510	$ 2,216